February 14, 2011

VIA EDGAR

Attention: Min Oh

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Virtus Variable Insurance Trust

File Nos. 033-05033 and 811-04642

Post-Effective Amendment No. 61

To the Staff:

This letter sets forth responses to oral comments received from Mr. Min Oh of the staff of the Securities and Exchange Commission on January 14, 2011, with respect to the post-effective amendment #61 to the registration statement on Form N-1A that was filed by Virtus Variable Insurance Trust on December 1, 2010, relating to the registration of a new series, Virtus Premium AlphaSector Series. Where noted, changes to the prospectus and Statement of Additional Information will be reflected in a subsequent post-effective amendment to be filed under Rule 485(b) upon the automatic effectiveness of our previous filing on February 14, 2010.

Set forth below is each comment and the Series’ response thereto.

1.	Comment: If Registrant intends to distribute a Summary Prospectus, please provide for review in advance the legend required by Rule 498b1v.

Response: The legend will read as follows:

This Summary Prospectus is intended for use in connection with a variable life insurance policy or a variable annuity contract and is not intended for use by other investors.

Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information (SAI), annual report and other information about the fund online at http://www.virtus.com/products/institutional/vitdocuments.aspx.

You can also get this information at no cost by calling 800-367-5877 or by sending an e-mail to: virtus.investment.partners@virtus.com.

The fund’s prospectus and SAI, both dated February 14, 2011, are incorporated by reference into this Summary Prospectus.

2.	Front and Back Covers

2(a)	Comment: In the first paragraph on the front cover, please clarify the term “variable contract.”

Response: We have revised the first sentence to read: “This Prospectus describes the Virtus Premium AlphaSector Series which is available as an underlying investment through a variable life insurance policy or a variable annuity contract (a “variable contract”).”

EDGAR Operations Branch

February 14, 2011

2(b)	Comment: Please revise the second paragraph on the front cover to conform to Rule 482b1 under the ‘33 Act.

Response: We have revised the first sentence to read: “The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete.”

2(c)	Comment: Please revise the internet addresses used on the front cover, back cover and page 51 of the SAI to reflect the full url.

Response: The requested changes have been made.

3.	Fees and Expenses

Comment: Please revise Annual Series Operating Expenses portion of the Fees and Expenses table to include a reference to footnote 1 after the caption “Other Expenses” in addition to where it currently appears after the caption “Total Annual Series Operating Expenses.”

Response: The requested change has been made.

4.	Principal Investment Strategies and More About Principal Investment Strategies

4(a)	Comment: Please expand Item 9b disclosure to more fully describe the Series’ principal investment strategies. Include disclosure about what an ETF is and what SPDRs the Series will use. Include explanation of fund of funds structure, as well as legal basis allowing the series to invest in these ETFs. Also, provide a Plain English explanation of the term “binary model” as used in the description under “More About Principal Investment Strategies” on page 2.

Additionally, on page 31 of SAI, please add description of fund of funds structure and of the Trust’s exemptive order permitting this Series to operate as a fund of funds.

Response: The requested changes have been made, including removal of the term “binary model.”

4(b)	Comment: If the Series has a “temporary defensive position,” as described in Item 9b1, instruction 6, please so disclose.

Response: The Series does not have such a position; therefore, no change has been made in response to this comment.

5.	Principal Risks and More About Principal Risks

5(a)	Comment: Please include large market capitalization risk disclosure to the Item 4b section so that the Item 4b and Item 9c disclosure aligns properly.

Response: The requested change has been made.

5(b)	Comment: Please be consistent between Item 4b and Item 9c disclosure, such as in captions: “Sector Concentration Risk” vs. “Industry/Sector Concentration Risk.”

Response: The requested change has been made.

5(c)	Comment: Please delete the cross-reference following the Item 4b disclosure as this information is not required by Item 4 of Form N-1A and is therefore not permitted to appear here.

Response: The requested change has been made.

EDGAR Operations Branch

February 14, 2011

6.	Performance

Comment: If the Series intends to provide updated performance information, whether on Virtus’s Web site or by calling a toll-free telephone number, please add disclosure to such effect.

Response: We have added disclosure to indicate that updated performance information is available on Virtus’s Web site and by calling a toll-free telephone number.

7.	Portfolio Management

Comment: In light of the adviser retaining discretion of final portfolio allocations and trading, please confirm accuracy of including Howard Present as a portfolio manager in Item 5 disclosure.

Response: F-Squared provides to the adviser a model portfolio weekly. Mr. Present is directly responsible in the preparation and transmission of the model and it is therefore appropriate that he be shown as a portfolio manager of the Series.

8.	Management of the Series

8(a)	Comment: Regarding the manager of managers exemption described in the fourth paragraph under “Management of the Series,” please provide supplementally the citation for the notice and order.

Response:

Virtus Variable Insurance Trust:

File Number: 812-12640

Notice: Investment Company Act Release No. 25655

Order: Investment Company Act Release No. 25693

Virtus Investment Advisers, Inc.:

File Number: 812-13526

Notice: Investment Company Act Release No. 28375

Order: Investment Company Act Release No. 28410

8(b)	Comment: In the paragraph describing Howard Present and his role as Portfolio Manager, please correct reference to “Virtus” to be “VIA.”

Response: The requested change has been made.

8(c)	Comment: Under the caption “VIA” on page 32 of the SAI, please revise disclosure to reference the new Series as being managed by VIA. Additionally, add Ms. Robinson to the chart showing other accounts managed by the portfolio managers and provide updated information for each portfolio manager.

Response: The requested changes have been made.

9.	Comment: If applicable, provide disclosure of any legal proceedings.

Response: There are no legal proceedings required to be disclosed; therefore, no changes have been made in response to this comment.

EDGAR Operations Branch

February 14, 2011

10.	Comment: Please provide additional disclosure describing ETFs, either in the section “Permitted Investments and Risk Factors” beginning on page 3 of the SAI or in the section “Additional Investment Policies of Certain Series” beginning on page 22.

Response: As we noted in our conversation with Mr. Oh, additional disclosure regarding ETFs currently appears under the subheading “Investments in Other Investment Companies” on page 10 of the SAI. For ease of reference, we will add another subhead to this section drawing more attention to this ETF description.

11.	Comment: With respect to disclosure of the committees of the Board of Trustees appearing on page 29 of the SAI, please update disclosure to reflect number of meetings held in 2010. Please also update with 2010 data the trustee compensation table and the trustee ownership of securities table, both on page 30.

Response: We have made the requested changes.

12.	Comment: Please provide trustee ownership of securities information (page 30) in tabular, rather than narrative, form.

Response: We have made the requested change.

13.	Comment: Please provide disclosure required by Item 18(b).

Response: We have added disclosure in response to Item 18(b) to the SAI.

14.	Comment: In the section “The Investment Adviser, Subadvisers and Portfolio Managers,” please explain the cross-reference to “Compensation of Portfolio Managers of VIA” in the descriptions of compensation of portfolio managers for Duff & Phelps, Kayne and SCM Advisors. Please also explain the cross-reference to Compensation of Portfolio Managers of PVA in the description of compensation of portfolio managers for Goodwin. Additionally, please provide additional detail regarding the compensation of portfolio managers of F-Squared Institutional.

Response: As noted under “Compensation of Portfolio Managers of VIA,” the description applies to VIA and it affiliated investment management firms, including Duff & Phelps, Kayne and SCM Advisors. Rather than duplicate the disclosure for each of the affiliates, we have instead used the referenced cross-reference. The cross-reference contained in the Goodwin disclosure was to disclosure included in a previous version of the SAI and appeared here in error. We have revised this disclosure to contain a complete description of the compensation of portfolio managers of Goodwin. The description of compensation of portfolio managers of F-Squared Institutional is complete as it appears; there is no additional detail available to include.

15.	Comment: Under “Service Agreements” on page 45 of the SAI, please provide the total dollars paid under the Administration Agreement for the past three years, as required by Item 19d.

Response: We have added the requested disclosure.

16.	Comment: Under “Disclosure of Trust Holdings” on page 47 of the SAI, please clarify whether portfolio holdings may be disclosed outside of the arrangements described under “Public Disclosures” and “Ongoing Arrangements.” If yes, please disclose whether or not the recipient has the duty not to disclose or trade on such information.

EDGAR Operations Branch

February 14, 2011

Response: We have added the requested disclosure.

17.	Comment: Please provide an auditors’ consent specific to this amendment.

Response: A consent of PricewaterhouseCoopers LLP specific to the referenced filing is being filed as an exhibit to the post-effective amendment transmitted with this response letter.

18.	Comment: Please confirm response of “None” to Item 29 of Part C.

Response: We have revised our response to Item 29 to illustrate the entities controlled by or under common control with the Series.

19.	Comment: Please confirm that the signature page was signed by a majority of the trustees, rather than all of the trustees.

Response: The signature page was signed by three of the five trustees, constituting a majority of the trustees, as required.

20.	Comment: Please add the Tandy representations for the Registration Statement and file as correspondence on Edgar.

Response: Requested disclosure is provided herewith.

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The Registrant acknowledges that:

1.	it is responsible for the adequacy and accuracy of the disclosure in its filing of the above-referenced Registration Statement;

2.	staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Securities and Exchange Commission from taking any action with respect to the filing; and

3.	the Registrant may not assert staff comments as a defense in any proceeding initiated by the Securities and Exchange Commission or any person under the federal securities laws of the United States.

*        *        *

Any questions or comments with respect to this filing may be directed to the Ann Flood at (860) 263-4746 or the undersigned at (860) 263-4791.

Very truly yours,

/s/ Kevin J. Carr, Esq.
Kevin J. Carr, Esq.